Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Debentures [Line Items]
Schedule of Convertible Debentures
	December 31,
Convertible Debentures	2023	2022

December 2020 Convertible Debenture	$-	$-
May 2022 Convertible Debenture	-	-
August 2022 Convertible Debenture	-	2,238,897
December 2022 Convertible Debenture	-	1,822,838
September 2023 Convertible Debenture	1,597,404	-
	$1,597,404	$4,061,735
	December 31,
Embedded Derivative Liability bifurcated from:	2023	2022

May 2022 Convertible Debenture	$-	$-
August 2022 Convertible Debenture	-	1,241,261
December 2022 Convertible Debenture	-	1,050,795
September 2023 Convertible Debenture	878,420	-
	$878,420	$2,292,056

Convertible Debenture and Warrants [Member]
Convertible Debentures [Line Items]
Schedule of Assumptions Used to Measure the Fair Value of Warrants	The fair value of December 2020 Warrants is measured by using Binomial Option Pricing Model and Black-Scholes Merton Valuation Model with the assumptions below on the date of issuance, with no subsequent adjustment of fair value in accordance with ASC 815.
	Series A	Series B	Series C
Expected term in years	7	2	7
Stock price (ADS)	$116.00	$120.00	$120.00
Expected dividend yield	0%	0%	0%
Volatility	46.68%	49.61%	46.68%
Risk-free interest Rate	0.63%	0.20%	0.63%
Initial fair value per share	$50.50	$29.00	$41.50